Significant Accounting Policies and Basis of Preparation (Details)	9 Months Ended
Sep. 30, 2019
Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	20.00%
Computer hardware and software
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	33.00%
Computer software
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	50.00%
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Class of plant and equipment, Amortization rate	33.00%